Financial Income and Expenses - Summary of Financial Income and Expenses (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Finance Income Expense [Abstract]
Net loss from revaluation of customer finance receivables	kr 209	kr 15
Net gain from revaluation of customer finance receivables			kr 350
Net loss on revaluation of investments in shares and participations	kr 186	kr 205
Net gain on revaluation of investments in shares and participations			kr 784